REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2021

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
		Initial Cost to Company		Cost Capitalized Subsequent to Acquisition		Gross Amount at Which Carried At Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Encumbrances	Land	Building & Improvements	Improvements	Carried Cost	Land	Building & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
Office and Rental Buildings
Brooklyn, New York
Fulton Street at Bond Street	$3,817,450	$3,901,349	$7,403,468	$24,346,123	$—	$3,901,349	$31,749,591	$35,650,940	$14,787,673	Various	Various	(1)(2)
Jamaica, New York Jamaica
Avenue at 169th Street	—	—	—	474,359	—	—	474,359	474,359	82,307	1959	1959	(3)
Fishkill, New York Route 9 at
Interstate Highway 84	3,832,182	594,723	7,212,116	14,609,761	—	594,723	21,821,877	22,416,600	9,750,935	10/74	11/72	(1)
Brooklyn, New York Jowein
Building Fulton Street and
Elm Place	—	1,324,957	728,327	17,179,497	—	1,324,957	17,907,824	19,232,781	6,786,738	1915	1950	(1)(2)
Levittown, New York
Hempstead Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio Tarlton Road	—	120,849	4,388,456	86,520	—	120,849	4,474,976	4,595,825	3,140,543	9/92	12/92	(1)
Total(A)	$7,649,632	$6,067,805	$19,732,367	$56,696,260	$—	$6,067,805	$76,428,627	$82,496,432	$34,548,196

(1)	Building and improvements	18–40 years
(2)	Improvements to leased property	3–40 years
(3)	The initial recording of operating lease right-of-use assets of $27.1 million includes adjustments of approximately $10.2 million primarily relating to building and improvements, net of accumulated depreciation, required pursuant to a ground lease with an affiliate, principally owned by a director of the Company (“landlord”). Upon lease termination in 2030, the building and all improvements will be turned over to the landlord as property owner (See Notes 1 and 11 to the Accompanying Consolidated Financial Statements). Leasehold improvements are amortized over the life of the lease.
(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $363,428 and Accumulated Depreciation thereon of $245,262 at July 31, 2021.

	Year Ended July 31,
	2021	2020
Investment in Real Estate
Balance at Beginning of Year	$80,286,244	$96,333,110
Improvements	2,210,188	5,840,914
Retirements	—	(21,887,780)
Balance at End of Year	$82,496,432	$80,286,244
Accumulated Depreciation
Balance at Beginning of Year	$32,805,218	$43,310,270
Additions Charged to Costs and Expenses	1,742,978	1,626,230
Retirements	—	(12,131,282)
Balance at End of Year	$34,548,196	$32,805,218